Cash and cash equivalents - Additional Information (Detail) - CAD ($) $ in Thousands	Apr. 30, 2019	Apr. 30, 2018
Guaranteed Investment Certificate [member]
Statement [LineItems]
Market value	$ 1,011	$ 0